FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Notes receivable		$ 614,000
Impairment of convertible note			$ 211,000
Decreasing impairment carrying value			442,000
Impairment analysis		1,000,000	607,000
Decreasing carrying value		0	806,000
Deferred purchase price payable		8,538,000
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Deferred purchase price payable		0	7,179,000
Tarus [Member]
IfrsStatementLineItems [Line Items]
Gain on decrease in fair value of the liability		7,179,000	1,359,000
IOX [Member]
IfrsStatementLineItems [Line Items]
Gain on decrease in fair value of the liability		$ 4,126,000	$ 1,352,000
Impairment loss	$ 46,900,000
Class A [Member]
IfrsStatementLineItems [Line Items]
Convertible note, shares	$ 1,768
Percentage of increased convertible note shares	48.90%